Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flows from Operating Activities
Net earnings	$ 88,002	$ 95,274	$ 65,486
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	66,202	50,894	44,324
Amortization	14,568	12,743	12,339
Share-based compensation expense	15,312	11,756	9,675
Losses (gains) on foreign currency remeasurements and transactions	850	(1,275)	(51)
Earnings from equity investments	(3,594)	(744)	(29)
Deferred income taxes	945	(1,184)	977
Increase (decrease) in cash from changes in (net of effects of acquisitions and dispositions):
Accounts receivable	(21,044)	(26,247)	(20,770)
Inventories	(38,732)	(24,992)	(8,650)
Accounts payable	17,436	6,704	5,715
Income taxes	7,380	735	13,416
Other operating net assets	13,689	(5,048)	538
Net cash provided by operating activities	161,014	118,616	122,970
Cash Flows from Investing Activities
Additions to property, plant & equipment	(153,438)	(138,517)	(58,170)
Purchases of equity investments	(52,056)
Proceeds from the sale of business			45,000
Purchases of businesses, net of cash acquired	(80,503)	(40,015)	(122,157)
Other investing activities	1,047	1,291	161
Net cash used in investing activities	(284,950)	(177,241)	(135,166)
Cash Flows from Financing Activities
Proceeds from issuance of 0.25% convertible senior notes due 2022	345,000
Proceeds from borrowings under Credit Facility	100,000	129,000	125,200
Payments on borrowings under Credit Facility	(292,000)	(25,000)	(65,700)
Payment on earnout consideration		(2,000)
Proceeds from exercises of stock options	10,469	15,092	9,653
Payments in satisfaction of employees' minimum tax obligations	(6,564)	(4,136)	(2,004)
Debt issuance costs	(10,061)	(1,384)
Purchases of treasury stock	(49,875)		(6,284)
Other financing activities			587
Net cash provided by financing activities	96,969	111,572	61,452
Effect of exchange rate changes on cash and cash equivalents	2,117	496	(4,445)
Net (decrease) increase in cash and cash equivalents	(24,850)	53,443	44,811
Cash and Cash Equivalents at Beginning of Period	271,888	218,445	173,634
Cash and Cash Equivalents at End of Period	247,038	271,888	218,445
Non cash transactions:
Purchases of business - earnout consideration recorded in Other liabilities			2,417
Purchases of business - earnout consideration recorded in Other accrued liabilities		2,250	$ 1,935
Capital lease obligation incurred on facility lease		25,000
Additions to property, plant & equipment included in accounts payable	$ 12,313	$ 4,428